Nature of Operations and Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements (Details) - USD ($) $ in Thousands	Jan. 01, 2019	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease, right-of-use asset		$ 10,443	$ 5,618
Operating lease liability		1,941	2,331
Operating lease liability, net of current portion		$ 22,889	$ 18,196	$ 0
Decrease in deferred rent				$ (14,651)
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease, right-of-use asset	$ 6,700
Operating lease liability	1,800
Operating lease liability, net of current portion	20,300
Decrease in accrued liabilities and other	700
Decrease in deferred rent	$ 14,700